Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Immediate Family Member of Management or Principal Owner [Member]
Summary of Related Party Transactions

The following table includes the revised amounts of related party transactions recorded in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2013, 2014 and 2015 relating to services provided by Tregaron and its affiliates under these agreements:

	For the Year Ended December 31,
	2013	2013	2014	2014
	As Reported	As Revised	As Reported	As Revised	2015
	(in thousands)
Cost of revenue	$5,200	$5,900	$7,400	$7,300	$10,200
Sales and marketing	300	300	600	500	700
Engineering and development	900	1,600	1,700	1,700	1,100
General and administrative	900	800	700	900	300

Total related party transaction expense	$7,300	$8,600	$10,400	$10,400	$12,300

Director [Member]
Summary of Related Party Transactions

The following table includes the revised amounts of related party transactions recorded in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2013, 2014 and 2015 relating to services provided by IBS under these agreements:

	For the Year Ended December 31,
	2013	2013	2014	2014
	As Reported	As Revised	As Reported	As Revised	2015
	(in thousands)
Revenue	$—	$(100)	$—	$(400)	$(1,300)
Revenue (contra)	—	—	600	600	7,000

Total related party transaction impact to revenue	$—	$(100)	$600	$200	$5,700

Cost of revenue	3,000	4,000	4,800	4,600	600

Total related party transaction expense, net	$3,000	$3,900	$5,400	$4,800	$6,300